PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan provisions to discontinue its contributions at any time and to terminate the Plan subject to ERISA provisions. In the event of a Plan termination, participants will become fully vested in their accounts.